Segment Reporting	12 Months Ended
Oct. 29, 2017
Segment Reporting
Segment Reporting

Note P

Segment Reporting

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store (JOTS), Specialty Foods, and International & Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex joint venture.

The Refrigerated Foods segment consists primarily of the processing, marketing, and sale of branded and unbranded pork, beef, chicken, and turkey products for retail, foodservice, and fresh product customers.

The JOTS segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment consists of the processing, marketing, and sale of nutritional and private label shelf-stable products to retail, foodservice, and industrial customers.

The International & Other segment includes Hormel Foods International which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2017	2016	2015
Net Sales (to unaffiliated customers)
Grocery Products	$1,761,105	$1,684,756	$1,617,680
Refrigerated Foods	4,403,732	4,647,173	4,372,347
Jennie-O Turkey Store	1,663,160	1,740,968	1,635,776
Specialty Foods	794,508	939,134	1,103,359
International & Other	545,014	511,193	534,701

Total	$9,167,519	$9,523,224	$9,263,863

Intersegment Sales
Grocery Products	$–	$–	$–
Refrigerated Foods	7,832	11,341	13,058
Jennie-O Turkey Store	113,384	120,742	128,195
Specialty Foods	32	26	64
International & Other	–	–	–

Total	121,248	132,109	141,317
Intersegment elimination	(121,248)	(132,109)	(141,317)

Total	$–	$–	$–

Segment Net Sales
Grocery Products	$1,761,105	$1,684,756	$1,617,680
Refrigerated Foods	4,411,564	4,658,514	4,385,405
Jennie-O Turkey Store	1,776,544	1,861,710	1,763,971
Specialty Foods	794,540	939,160	1,103,423
International & Other	545,014	511,193	534,701
Intersegment elimination	(121,248)	(132,109)	(141,317)

Total	$9,167,519	$9,523,224	$9,263,863

Segment Operating
Profit
Grocery Products	$290,809	$268,461	$228,582
Refrigerated Foods	587,929	585,652	424,968
Jennie-O Turkey Store	247,322	329,427	276,217
Specialty Foods	96,828	110,917	93,258
International & Other	85,304	78,409	78,318

Total segment operating profit	$1,308,192	$1,372,866	$1,101,343
Net interest and investment expense (income)	1,824	6,680	10,177
General corporate expense	28,091	49,436	35,199
Noncontrolling interest	368	465	1,176

Earnings Before Income Taxes	$1,278,645	$1,317,215	$1,057,143

(in thousands)	2017	2016	2015
Assets
Grocery Products	$1,445,658	$1,472,316	$1,214,988
Refrigerated Foods	2,324,749	1,999,821	1,973,424
Jennie-O Turkey Store	942,369	882,812	811,693
Specialty Foods	769,496	805,597	956,945
International & Other	675,878	510,904	477,674
Corporate	817,758	698,617	705,107

Total	$6,975,908	$6,370,067	$6,139,831

Additions to Property,
Plant and Equipment
Grocery Products	$14,432	$15,830	$18,104
Refrigerated Foods	79,836	93,430	54,074
Jennie-O Turkey Store	88,063	61,340	32,250
Specialty Foods	2,011	5,372	5,309
International & Other	33,124	44,407	18,576
Corporate	3,820	35,145	15,750

Total	$221,286	$255,524	$144,063

Depreciation and
Amortization
Grocery Products	$31,739	$29,725	$26,972
Refrigerated Foods	45,911	53,229	53,325
Jennie-O Turkey Store	31,611	29,225	28,262
Specialty Foods	5,357	5,165	11,075
International & Other	4,042	3,969	3,372
Corporate	12,317	10,655	10,428

Total	$130,977	$131,968	$133,434

The Company’s products primarily consist of meat and other food products. Perishable includes fresh meats, frozen items, refrigerated meal solutions, sausages, hams, guacamole, and bacon (excluding JOTS products). Shelf-stable includes canned luncheon meats, peanut butter, chilies, shelf-stable microwave-able meals, hash, stews, meat spreads, flour and corn tortillas, salsas, tortilla chips, and other items that do not require refrigeration. The Poultry category is composed primarily of JOTS products. The Miscellaneous category primarily consists of nutritional food products and supplements, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 29,	October 30,	October 25,
	2017	2016	2015
Perishable	53.7%	53.1%	53.0%
Shelf-stable	20.2	18.2	18.4
Poultry	19.1	20.5	18.6
Miscellaneous	7.0	8.2	10.0

Total	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 29,	October 30,	October 25,
(in thousands)	2017	2016	2015

United States	$ 8,631,325	$ 9,012,797	$ 8,721,722
Foreign	536,194	510,427	542,141

Total	$ 9,167,519	$ 9,523,224	$ 9,263,863

In fiscal 2017, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.5 billion or 14.4 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). In fiscal 2016, sales to Wal-Mart represented $1.5 billion or 13.7 percent of the Company’s consolidated revenues. Wal-Mart is a customer for all five segments of the Company.